8. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loan outstanding balance	$ 65,292
Interest expense related party	1,955
Officers compensation	318,144	237,134
Repayment of debt	0	150,000
Accounts payable and accrued expenses - related party	86,325	97,138
Accrued interest- related party	326,467	259,796
Additional payment		1,280
Additional loan	572
Principal stockholder
Amount due to related party	769,420
Interest expense related party		2,001
Repayment of debt		150,000
Accrued interest- related party	10,760	8,310
Officer
Amount due to related party	65,292
Officers compensation	$ 265,120